DIGITAL ASSETS - Crypto assets representing a fair value (Details)		12 Months Ended
	Sep. 10, 2021 item	Dec. 31, 2021 GBP (£) item	Dec. 31, 2020 GBP (£) item	Dec. 31, 2019 GBP (£)
Disclosure Of Detailed Information About Digital Assets [Line Items]
Fair value of crypto assets		£ 80,759,000		£ 1,041,000
Number of bitcoins transferred | item	1,504
Number of Bitcoins comprised | item		2,441
Crypto Assets [Member]
Disclosure Of Detailed Information About Digital Assets [Line Items]
Fair value of crypto assets		£ 80,759,000
Bitcoin - BTC
Disclosure Of Detailed Information About Digital Assets [Line Items]
Coins/tokens | item			183
Fair value of crypto assets			£ 3,930,000
Polkadot - DOT
Disclosure Of Detailed Information About Digital Assets [Line Items]
Coins/tokens | item		71,303	75,000
Fair value of crypto assets			£ 515,000
Ethereum - ETH
Disclosure Of Detailed Information About Digital Assets [Line Items]
Coins/tokens | item		558	254
Fair value of crypto assets			£ 138,000
Binance Coin - BNB
Disclosure Of Detailed Information About Digital Assets [Line Items]
Coins/tokens | item			1,243
Fair value of crypto assets			£ 34,000
USDT,USDC & Tether (stable coin - fixed to USD)
Disclosure Of Detailed Information About Digital Assets [Line Items]
Coins/tokens | item		274,110	26,509
Fair value of crypto assets			£ 19,000
Alternative coins
Disclosure Of Detailed Information About Digital Assets [Line Items]
Fair value of crypto assets			£ 1,000